Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco Oppenheimer V.I. Capital Appreciation Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2019
Ido Cohen	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•	“Erik Voss (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.

•	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2019, and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraph is added after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-VICAPA SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco Oppenheimer V.I. Conservative Balanced Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Manager	Title	Length of Service on the Fund
Magnus Krantz	Portfolio Manager	2019 (predecessor fund 2013)”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019, and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Krantz managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-VICBAL SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco Oppenheimer V.I. Global Strategic Income Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Hemant Baijal	Portfolio Manager (lead)	2019 (predecessor fund 2018)
Christopher (Chris) Kelly	Portfolio Manager	2019 (predecessor fund 2017)”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Hemant Baijal (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Baijal managed the predecessor fund since 2018 and was associated with OppenheimerFunds, a global asset management firm, since 2011.

•

Christopher (Chris) Kelly, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Kelly managed the predecessor fund since 2017 and was associated with OppenheimerFunds, a global asset management firm, since 2015. Prior to joining OppenheimerFunds, Mr. Kelly was at BlackRock Inc., where he was Deputy Head of Emerging Markets Fixed Income from 2012 to 2015.”

The following paragraph is added after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-VIGLSI SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco Oppenheimer V.I. Total Return Bond Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Peter A. Strzalkowski Michael Hyman	Portfolio Manager Portfolio Manager	2019 (predecessor fund 2009) 2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Peter A. Strzalkowski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Strzalkowski managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2007.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2013.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-VITRB SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco V.I. Mid Cap Core Equity Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Raymond Anello	Portfolio Manager (lead)	2019
Kristin Ketner	Portfolio Manager	2019
Magnus Krantz	Portfolio Manager	2019
Matthew P. Ziehl	Portfolio Manager	2019
Raman Vardharaj	Portfolio Manager	2019
Adam Weiner	Portfolio Manager	2019
Joy Budzinski	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Raymond Anello (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Anello was associated with OppenheimerFunds, a global asset management firm.

•

Kristin Ketner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Ketner was associated with OppenheimerFunds, a global asset management firm.

•

Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.

•

Matthew P. Ziehl, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ziehl was associated with OppenheimerFunds, a global asset management firm.

•

Raman Vardharaj, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Vardharaj was associated with OppenheimerFunds, a global asset management firm.

•

Adam Weiner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Weiner was associated with OppenheimerFunds, a global asset management firm.

•

Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Budzinski was associated with OppenheimerFunds, a global asset management firm.”

The following paragraph is added after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and

VIMCCE SUP 062119

the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

VIMCCE SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco V.I. Core Equity Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Manind (“Mani”) Govil	Portfolio Manager (lead)	2019
Benjamin Ram	Portfolio Manager	2019
Paul Larson	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Manind (“Mani”) Govil (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Govil was associated with OppenheimerFunds, a global asset management firm.

•

Benjamin Ram, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ram was associated with OppenheimerFunds, a global asset management firm.

•

Paul Larson, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2013 to 2019, Mr. Larson was associated with OppenheimerFunds, a global asset management firm.”

The following paragraph is added after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

VICEQ SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco V.I. Core Plus Bond Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2015
Chuck Burge	Portfolio Manager	2009
Michael Hyman	Portfolio Manager	2015
Joseph Portera	Portfolio Manager	2015
Scott Roberts	Portfolio Manager	2012”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•	“Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2012.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

VICPB SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco V.I. Mid Cap Growth Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr.	Portfolio Manager	2019
Justin Livengood	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Ronald J. Zibelli, Jr., Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.

•

Justin Livengood, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Livengood was associated with OppenheimerFunds, a global asset management firm.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

VK-VIMCG SUP 062119